Income Taxes (Details) - Schedule of Effective Tax Rate	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Effective Tax Rate [Abstract]
PRC Statutory rate	25.00%	25.00%	25.00%
Effect of different tax jurisdiction	(6.00%)	(7.00%)	(7.00%)
Overprovision of PRC income tax in prior year		(50.00%)
Non-deductible expenses	(3.00%)
Tax losses not recognized	(18.00%)	14.00%
Effective income tax rate	(2.00%)	(18.00%)	18.00%